Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[1]	244,694	(53,378)	191,316	(139,945)	(11,359)	(36,581)	3,431	5,566	196,882
Reverse repos, stock borrowing and similar agreements classified as:[2]
– trading assets	21,568	(222)	21,346	(359)	(20,913)	(71)	3	1,729	23,075
– non-trading assets	353,066	(136,932)	216,134	(12,226)	(203,543)	(165)	200	25,731	241,865
Loans and advances to customers[3]	27,045	(10,919)	16,126	(13,065)	—	—	3,061	327	16,453
At 31 Dec 2021	646,373	(201,451)	444,922	(165,595)	(235,815)	(36,817)	6,695	33,353	478,275

Derivatives (Note 15)[1]	368,057	(69,103)	298,954	(230,758)	(13,766)	(48,154)	6,276	8,772	307,726
Reverse repos, stock borrowing and similar agreements classified as:[2]
– trading assets	21,204	(461)	20,743	(709)	(20,030)	—	4	1,534	22,277
– non-trading assets	318,424	(115,678)	202,746	(13,936)	(188,646)	(73)	91	28,258	231,004
Loans and advances to customers[3]	30,983	(10,882)	20,101	(17,031)	—	—	3,070	428	20,529
At 31 Dec 2020	738,668	(196,124)	542,544	(262,434)	(222,442)	(48,227)	9,441	38,992	581,536

Financial liabilities
Derivatives (Note 15)[1]	239,597	(53,378)	186,219	(139,945)	(23,414)	(18,225)	4,635	4,845	191,064
Repos, stock lending and similar agreements classified as:[2]
– trading liabilities	13,540	(222)	13,318	(359)	(12,959)	—	—	17	13,335
– non-trading liabilities	235,042	(136,932)	98,110	(12,226)	(85,590)	(203)	91	28,560	126,670
Customer accounts[4]	40,875	(10,919)	29,956	(13,065)	—	—	16,891	17	29,973
At 31 Dec 2021	529,054	(201,451)	327,603	(165,595)	(121,963)	(18,428)	21,617	33,439	361,042

Derivatives (Note 15)[1]	364,121	(69,103)	295,018	(230,758)	(21,387)	(37,343)	5,530	7,983	303,001
Repos, stock lending and similar agreements classified as:[2]
– trading liabilities	16,626	(461)	16,165	(709)	(15,456)	—	—	159	16,324
– non-trading liabilities	200,999	(115,678)	85,321	(13,936)	(71,142)	(215)	28	26,580	111,901
Customer accounts[4]	41,177	(10,882)	30,295	(17,031)	—	—	13,264	13	30,308
At 31 Dec 2020	622,923	(196,124)	426,799	(262,434)	(107,985)	(37,558)	18,822	34,735	461,534
1    At 31 December 2021, the amount of cash margin received that had been offset against the gross derivatives assets was $4,469m (2020: $7,899m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $9,479m (2020: $17,955m).
2    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $23,075m (2020: $22,277m) and ‘Trading liabilities’ $13,335m (2020: $16,324m), see the ‘Funding sources and uses’ table on page 233.
3    At 31 December 2021, the total amount of ‘Loans and advances to customers’ was $1,045,814m (2020: $1,037,987m), of which $16,126m (2020: $20,101m) was subject to offsetting.
4    At 31 December 2021, the total amount of ‘Customer accounts’ was $1,710,574m (2020: $1,642,780m), of which $29,956m (2020: $30,295m) was subject to offsetting.
5    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.